Taxes - Schedule of Reconciles the Statutory Rates to the Group’s Effective Tax Rate (Details)		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Schedule of Reconciles the Statutory Rates to the Group’s Effective Tax Rate [Abstract]
Singapore Statutory income tax rate		17.00%	17.00%	17.00%
Differential of local statutory tax rate		(19.50%)	(21.30%)	(2.20%)
Effect of preferential tax rate		2.50%	4.40%	(15.40%)
Non-taxable income				0.80%
Non-deductible items and others	[1]		(0.20%)	(0.22%)
Effective tax rate		0.00%	(0.10%)	(0.02%)

[1]	Non-deductible items and others represent excess expenses and losses not deductible for Singapore tax purpose.